Segment reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 232,371		$ 205,118
Production cost of sales	(115,180)		(100,979)
Depletion of mineral property	(16,787)		(35,301)
Depreciation and amortization of property, plant and equipment	(14,622)		(22,874)
Cost of sales	(146,589)		(159,154)
Gross profit from mining operations	85,782		45,964
Income (loss) from operations	58,312		18,082
Loss on spin out of Plexmar net assets			(4,412)
Interest expense and other finance costs	(3,634)		(3,263)
Other income (expense)	(1,288)		818
Foreign currency exchange loss	(1,210)		(1,737)
Income (loss) before income tax	52,180		9,488
Income tax expense	(26,340)		(10,348)
Net income (loss) from operations	25,840		(860)
Total assets	356,441		340,601
Non-current assets	284,943		266,698
Total liabilities	152,836		159,923
Operating segment | PERU
Disclosure of operating segments [line items]
Total assets	209,159		205,233
Non-current assets	163,222		155,401
Total liabilities	124,020		134,323
Operating segment | PERU | Yauricocha Mine
Disclosure of operating segments [line items]
Revenue	168,657	[1]	154,153
Production cost of sales	(74,731)		(67,542)
Depletion of mineral property	(13,229)		(31,448)
Depreciation and amortization of property, plant and equipment	(4,626)		(12,783)
Cost of sales	(92,586)		(111,773)
Gross profit from mining operations	76,071		42,380
Income (loss) from operations	60,640		29,428
Loss on spin out of Plexmar net assets			0
Interest expense and other finance costs	(2,637)		(2,801)
Other income (expense)	1,029		1,156
Foreign currency exchange loss	(26)		222
Income (loss) before income tax	59,006		28,005
Income tax expense	(24,068)		(10,047)
Net income (loss) from operations	34,938		17,958
Operating segment | MEXICO
Disclosure of operating segments [line items]
Total assets	145,775		132,826
Non-current assets	120,528		111,212
Total liabilities	27,607		24,086
Operating segment | MEXICO | Bolivar Mine
Disclosure of operating segments [line items]
Revenue	52,451	[1]	44,949
Production cost of sales	(33,168)		(27,418)
Depletion of mineral property	(2,918)		(3,163)
Depreciation and amortization of property, plant and equipment	(8,197)		(8,275)
Cost of sales	(44,283)		(38,856)
Gross profit from mining operations	8,168		6,093
Income (loss) from operations	1,836		(1,328)
Loss on spin out of Plexmar net assets			0
Interest expense and other finance costs	0		0
Other income (expense)	(1,967)		(910)
Foreign currency exchange loss	(1,694)		(723)
Income (loss) before income tax	(1,825)		(2,961)
Income tax expense	(1,768)		(269)
Net income (loss) from operations	(3,593)		(3,230)
Operating segment | MEXICO | Cusi Mine
Disclosure of operating segments [line items]
Revenue	11,263	[1]	6,016
Production cost of sales	(7,281)		(6,019)
Depletion of mineral property	(640)		(690)
Depreciation and amortization of property, plant and equipment	(1,799)		(1,816)
Cost of sales	(9,720)		(8,525)
Gross profit from mining operations	1,543		(2,509)
Income (loss) from operations	919		(3,818)
Loss on spin out of Plexmar net assets			0
Interest expense and other finance costs	(997)		(462)
Other income (expense)	(347)		(153)
Foreign currency exchange loss	(299)		(128)
Income (loss) before income tax	(724)		(4,561)
Income tax expense	(504)		(32)
Net income (loss) from operations	(1,228)		(4,593)
Operating segment | CANADA
Disclosure of operating segments [line items]
Total assets	1,507		2,542
Non-current assets	67		85
Total liabilities	1,209		1,514
Corporate | CANADA
Disclosure of operating segments [line items]
Revenue	0	[1]	0
Production cost of sales	0		0
Depletion of mineral property	0		0
Depreciation and amortization of property, plant and equipment	0		0
Cost of sales	0		0
Gross profit from mining operations	0		0
Income (loss) from operations	(5,083)		(6,200)
Loss on spin out of Plexmar net assets			(4,412)
Interest expense and other finance costs	0		0
Other income (expense)	(3)		725
Foreign currency exchange loss	809		(1,108)
Income (loss) before income tax	(4,277)		(10,995)
Income tax expense	0		0
Net income (loss) from operations	$ (4,277)		$ (10,995)

[1]	Includes provisional pricing adjustments of: $1,289 for Yauricocha, $(190) for Bolivar, and $(45) for Cusi.